INTANGIBLE ASSETS - Disclosure of Changes in Intangible Assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	$ 23,953
Balance at end of period	23,394	$ 23,953
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	27,568	17,128
Additions	304	542
Acquisitions through business combinations	69	10,581
Dispositions	(336)	(15)
Assets reclassified as held for sale	(204)	(159)
Foreign currency translation	396	(284)
Balance at end of period	27,797	27,568
Gross carrying amount | Cumulative Effect, Period of Adoption, Adjustment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	0	(225)
Balance at end of period		0
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	(3,615)	(2,322)
Amortization and impairment expense	(882)	(1,503)
Dispositions	79	7
Assets reclassified as held for sale	85	29
Foreign currency translation	(70)	48
Balance at end of period	(4,403)	(3,615)
Accumulated amortization and impairment | Cumulative Effect, Period of Adoption, Adjustment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	$ 0	126
Balance at end of period		$ 0